VENERABLE LETTERHEAD

J. NEIL MCMURDIE
VICE PRESIDENT AND SENIOR COUNSEL
PHONE: (860) 944-4114 | EMAIL: NEIL.MCMURDIE@VENERABLEANNUITY.COM

February 23, 2021

BY EDGARLINK

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	Venerable Insurance and Annuity Company and its Separate Account B
Post-Effective Amendment No. 72 to Registration Statement on Form N-4
Prospectus Titles: GoldenSelect Premium Plus and GoldenSelect Fleet Premium Plus Variable Annuities
File Nos.: 333-28755 and 811-05626

Ladies and Gentlemen:

On behalf of Venerable Insurance and Annuity Company (the "Company") and its Separate Account B (the "Account") and under the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended (the "1940 Act"), we are submitting for filing under Rule 485(a) of the 1933 Act, Post-Effective Amendment No. 72 to the Registration Statement on Form N-4 with respect to two deferred combination variable and fixed annuity contracts (the “Contracts”) previously offered by the Company through the Account.

The purpose of this filing is to receive comments from the U.S. Securities and Exchange Commission (“SEC”) staff to this registration statement, which has been updated and revised to address the necessary changes required by new Form N-4 and in anticipation of developing and utilizing an Updating Summary Prospectuses (“USP”) for the Contracts under Rule 498A of the 1933 Act.  The Contracts are no longer offered for sale.  Consequently no Initial Summary Prospectuses will be developed or used.

The two prospectuses in this registration statement are not eligible for the Rule 485(b)(1)(vii) template relief that was granted to us by Mr. Patrick Scott of the SEC Staff in relation to our other variable annuity registration statements because the Fleet Premium Plus prospectus was previously Great-Wested and is now being updated in compliance with the requirements of Rule 498A and new Form N-4.  Notwithstanding, we have modeled the prospectus disclosures and this registration statement after the Architect Variable Annuity reregistration statement (333-133944) upon which Rule 485(b)(1)(vii) template relief was granted

We would appreciate the SEC Staff’s comments to this registration statement as soon as possible so that we can incorporate any necessary changes resulting for SEC Staff comments in a Rule 485(b) post-effective amendment filing to be effective on April 30, 2021.  Please note that the requisite financial statements and information currently appearing within brackets will be updated/completed in that Rule 485(b) post-effective amendment.

Thank you for your consideration, and if you have any questions, please call me at 860-944-4114.

Sincerely,

/s/ J. Neil McMurdie
J. Neil McMurdie